TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Compensation

Key management personnel are the senior management of the Company and the members of the Company's Board of Directors.

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
Key management compensation expenses comprised	In millions
Salaries and short-term employee benefits	27	21	25
Long term employment benefits	3	3	6
Employee share-based compensation expenses	12	7	11
	42	31	42

	New Israeli Shekels
	December 31,
	2020	2021
Statement of financial position items - key management	In millions
Current liabilities:	9	15
Non-current liabilities:	10	9